Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Loss Per Share
15	LOSS PER SHARE
Basic and diluted loss per share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

	For the years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(809,298)	(161,935)	(543,089)	(110,600)	(288,286)	(39,496)	(58,340)	(7,993)

Denominator:
Weighted-average number of ordinary shares outstanding	87,005,610	17,324,848	85,188,137	17,324,848	85,610,197	85,610,197	17,324,848	17,324,848
Effect of unvested restricted shares	(421,510)	—	(116,446)	—	—	—	—	—

Weighted-average number of ordinary shares outstanding – basic and diluted	86,584,100	17,324,848	85,071,691	17,324,848	85,610,197	85,610,197	17,324,848	17,324,848

Loss per share - basic and diluted	(9.35)	(9.35)	(6.38)	(6.38)	(3.37)	(0.46)	(3.37)	(0.46)

The Group applied the
two-class
method to the outstanding Class A and Class B ordinary shares for the years ended December 31, 2022, 2023 and 2024. The Group excluded unvested restricted shares from the computation of weighted-average number or ordinary shares outstanding because the Group was in a loss position and the restricted shares holders do not have an obligation to fund losses of the Group. The Group excluded the effects of all outstanding share options from the computation of diluted loss per share for the years ended December 31, 2022, 2023 and 2024 as their effects would be anti-dilutive.